Equity and Earnings (Loss) Per Share - Hertz Global	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Equity and Earnings (Loss) Per Share - Hertz Global	Earnings (Loss) Per Share – Hertz GlobalBasic earnings (loss) per share has been computed based upon the weighted-average number of common shares outstanding. Diluted earnings (loss) per share has been computed based upon the weighted-average number of common shares outstanding plus the effect of all potentially dilutive common stock equivalents, except when the effect would be anti-dilutive.
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three Months Ended March 31,
(In millions, except per share data)	2021	2020
Numerator:
Net income (loss) attributable to Hertz Global	$190	$(356)
Denominator:
Basic weighted-average shares outstanding	156	142
Dilutive stock options, RSUs and PSUs	1	—
Diluted weighted-average shares outstanding	157	142
Antidilutive stock options, RSUs, PSUs and PSAs	1	2
Earnings (loss) per share:
Basic earnings (loss) per share	$1.22	$(2.50)
Diluted earnings (loss) per share	$1.21	$(2.50)
Equity and Earnings (Loss) Per Share - Hertz Global
Equity of Hertz Global Holdings, Inc.

As of December 31, 2020 and 2019, there were 40 million shares of Hertz Holdings preferred stock authorized, par value $0.01 per share, 400 million shares of Hertz Holdings common stock authorized, par value $0.01 per share, and two million shares of treasury stock.

Share Repurchase Program

Hertz Holdings has a Board-approved share repurchase program that authorizes it to repurchase shares of its common stock through a variety of methods, including in the open market or through privately negotiated transactions, in accordance with applicable securities laws. It does not obligate Hertz Holdings to make any repurchases at any specific time or situation. There were no shares repurchased under this program in 2020 or 2019. As of December 31, 2020, Hertz Holdings has repurchased two million shares for $100 million under this program. This amount is included in treasury stock in the accompanying Hertz Global consolidated balance sheets as of December 31, 2020 and 2019, respectively. The timing and extent to which Hertz Holdings repurchases its shares will depend upon, among other things, market conditions, share price, liquidity targets and other factors. Share repurchases may be commenced or suspended at any time or from time to time without prior notice. Since Hertz Holdings does not conduct business itself, it primarily funds repurchases of its common stock using dividends from Hertz or amounts borrowed under the master loan agreement. The credit agreements governing Hertz's Senior Facilities, Letter of Credit Facility, Alternative Letter of Credit Facility and DIP Credit Agreement restrict its ability to make dividends and certain payments, including payments to Hertz Holdings for share repurchases.

Earnings (Loss) Per Share

Basic earnings (loss) per share has been computed based upon the weighted-average number of common shares outstanding. Diluted earnings (loss) per share has been computed based upon the weighted-average number of common shares outstanding plus the effect of all potentially dilutive common stock equivalents, except when the effect would be anti-dilutive.
Rights Offering

In June 2019, Hertz Global filed a prospectus supplement to its Registration Statement on Form S-3 declared effective by the SEC on June 12, 2019 for a rights offering to raise gross proceeds of approximately $750 million and providing for the issuance of up to an aggregate of 57,915,055 new shares of Hertz Global common stock. Upon closing in July 2019, the Rights Offering was fully subscribed resulting in Hertz Global selling 57,915,055 shares of its common stock for gross proceeds of $750 million.

Basic weighted-average shares outstanding and weighted-average shares used to calculate diluted earnings (loss) per share for 2018 have been adjusted retrospectively to give effect to the Rights Offering.

Open Market Sale Agreement

In June 2020, subsequent to approval from the Bankruptcy Court and pursuant to a prospectus supplement to the Registration Statement, Hertz Global entered into an open market sale agreement under which it may offer and sell, from time to time, shares of its common stock, par value $0.01 per share, having an aggregate offering price of up to $500 million. Prior to its suspension on June 15, 2020 and ultimate termination on June 18, 2020, Hertz Global issued 13,912,368 shares under the ATM Program for net proceeds of approximately $28 million, which is included in non-vehicle restricted cash in the accompanying consolidated balance sheet as of December 31, 2020.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Years Ended December 31,
(In millions, except per share data)	2020	2019	2018
Numerator:
Net income (loss) attributable to Hertz Global	$(1,714)	$(58)	$(225)
Denominator:
Basic weighted-average shares outstanding (excluding the impact of the Rights Offering)	150	84	84
Rights Offering adjustment(1)	—	33	12
Basic weighted-average shares outstanding	150	117	96
Dilutive stock options, RSUs and PSUs	—	—	—
Diluted weighted-average shares outstanding	150	117	96
Antidilutive stock options, RSUs, PSUs and PSAs	2	2	1
Earnings (loss) per share:
Basic earnings (loss) per share	$(11.44)	$(0.49)	$(2.35)
Diluted earnings (loss) per share	$(11.44)	$(0.49)	$(2.35)

(1)    Reflects the impact of the Rights Offering subscription period and the weighted-average impact of the issuance of 57,915,055 shares from the Rights Offering on July 18, 2019.